UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04409
Investment Company Act File Number

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Eaton Vance Management, Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.9%
$1,500	University of Alabama, 5.00%, 7/1/34	$1,532,910

		$1,532,910

Electric Utilities — 1.6%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$868,600

		$868,600

Escrowed/Prerefunded — 2.6%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,374,975

		$1,374,975

General Obligations — 4.1%
$1,000	City of Auburn, 5.25%, 12/1/27	$1,067,850
1,125	Huntsville, 5.25%, 5/1/31	1,145,430

		$2,213,280

Hospital — 9.6%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,701,668
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	388,480
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	716,220
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	366,552
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	909,560
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,039,910

		$5,122,390

Industrial Development Revenue — 4.5%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$406,458
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	854,960
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	600,983
1,180	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	545,797

		$2,408,198

Insured-Education — 10.9%
$500	Alabama State University, (AGC), 4.75%, 5/1/33	$484,685
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,651,241
1,250	Auburn University, (FSA), 5.00%, 6/1/38	1,254,900
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,236,888
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,135,730
100	University of South Alabama, (AMBAC), 0.00%, 11/15/16	72,717

		$5,836,161

Insured-Electric Utilities — 0.8%
$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24(2)	$441,848

		$441,848

Insured-Escrowed/Prerefunded — 14.6%
$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,818,400
445	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	497,385

1

Principal
Amount
(000’s omitted)	Security	Value
$555	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	$620,335
450	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	502,974
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	614,746
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,385,798
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	372,626

		$7,812,264

Insured-General Obligations — 9.4%
$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$1,967,480
1,000	Homewood, (FSA), 4.25%, 9/1/31	915,110
500	Mobile, (AMBAC), 5.00%, 2/15/30	507,365
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,020,390
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	606,980

		$5,017,325

Insured-Hospital — 5.8%
$2,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	$1,743,220
1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	1,333,305

		$3,076,525

Insured-Lease Revenue/Certificates of Participation — 7.3%
$800	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$795,040
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,151,400
500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	505,385
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	869,461
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	581,526

		$3,902,812

Insured-Special Tax Revenue — 5.5%
$2,800	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$1,980,272
1,825	Birmingham Jefferson, Civic Center Authority, (NPFG), 0.00%, 9/1/18	971,703

		$2,951,975

Insured-Transportation — 3.4%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$666,770
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,130,917

		$1,797,687

Insured-Utilities — 1.8%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$962,570

		$962,570

Insured-Water and Sewer — 8.0%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,013,073
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	222,969
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	746,952
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	202,360
1,240	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,093,903

		$4,279,257

Lease Revenue/Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,165

		$500,165

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 1.4%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$767,985

		$767,985

Total Tax-Exempt Investments — 95.1% (identified cost $52,031,578)		$50,866,927

Other Assets, Less Liabilities — 4.9%		$2,602,122

Net Assets — 100.0%		$53,469,049

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 12.6% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 70.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 23.4% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	35 U.S. Treasury Bond	Short	$(4,104,448)	$(4,117,969)	$(13,521)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
Merrill Lynch Capital			3-month USD-	September 24, 2009/
Services, Inc.	$900,000	3.394%	LIBOR-BBA	September 24, 2039	$105,885

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $105,885 and $13,521, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,725,647

Gross unrealized appreciation	$1,608,122
Gross unrealized depreciation	(2,771,842)

Net unrealized depreciation	$(1,163,720)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(13,521)
Level 2	Other Significant Observable Inputs	50,866,927	105,885
Level 3	Significant Unobservable Inputs	—	—

Total		$50,866,927	$92,364

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Arkansas Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.4%
$250	University of Arkansas, 5.00%, 12/1/29	$252,492

		$252,492

Electric Utilities — 1.1%
$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$701,137

		$701,137

Escrowed/Prerefunded — 2.1%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$521,550
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	759,270

		$1,280,820

General Obligations — 11.7%
$750	Arkansas, 4.75%, 6/1/29	$774,705
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,433,227
1,000	Arkansas Water Waste Disposal and Pollution Facilities, 4.875%, 7/1/43(1)	979,600
750	Benton, School District No. 8, 4.80%, 2/1/38	710,843
1,000	Benton, School District No. 8, 4.85%, 2/1/40	952,440
390	Forrest City, School District No. 7, 4.50%, 2/1/32	392,699
595	Forrest City, School District No. 7, 4.625%, 2/1/35	597,820
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	288,474

		$7,129,808

Hospital — 2.7%
$430	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$395,965
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	971,250
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	252,590

		$1,619,805

Housing — 5.2%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$436,618
1,310	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,179,183
890	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	833,681
110	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	104,831
235	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	223,579
400	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	369,428

		$3,147,320

Industrial Development Revenue — 7.0%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$344,864
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,222,700

1

Principal
Amount
(000’s omitted)	Security	Value
$750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	$557,025
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	230,210
1,150	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	531,921
475	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	389,595

		$4,276,315

Insured-Education — 14.8%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$950,850
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,015,670
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,199,063
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	1,946,913
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	976,620
500	University of Arkansas, (Fayetteville Campus), (FGIC), (NPFG), 5.00%, 12/1/32	495,900
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	504,810
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	978,440
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	981,610

		$9,049,876

Insured-Electric Utilities — 3.8%
$55	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/10	$56,282
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,119,210
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	627,471
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	519,250

		$2,322,213

Insured-Escrowed/Prerefunded — 1.6%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$567,265
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	424,315

		$991,580

Insured-General Obligations — 2.2%
$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$371,740
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	500,910
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	480,173

		$1,352,823

Insured-Health — Miscellaneous — 1.3%
$295	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$295,543
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	524,840

		$820,383

Insured-Hospital — 7.1%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,114,498
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30(3)	1,454,655
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,468,001
295	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	295,797

		$4,332,951

Insured-Lease Revenue/Certificates of Participation — 3.5%
$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29(3)	$1,018,600
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,129,170

		$2,147,770

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 5.1%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$479,080
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	419,179
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	764,015
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	929,875
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	502,585

		$3,094,734

Insured-Special Tax Revenue — 5.5%
$425	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$396,159
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	922,410
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	83,880
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	320,129
1,070	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	119,198
7,500	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	782,775
1,695	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	165,229
590	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	559,904

		$3,349,684

Insured-Transportation — 1.9%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,174,446

		$1,174,446

Insured-Utilities — 2.2%
$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,355,415

		$1,355,415

Insured-Water and Sewer — 10.2%
$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$505,014
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	480,840
500	Conway, Water Revenue, (FGIC), (NPFG), 5.125%, 12/1/23	501,105
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,166,411
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	965,460
450	Little Rock, Sewer Revenue, (FSA), 5.00%, 6/1/31	457,718
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/32	760,163
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	481,585
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	942,810

		$6,261,106

Lease Revenue/Certificates of Participation — 2.4%
$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39(1)	$1,444,650

		$1,444,650

Other Revenue — 0.4%
$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$232,363

		$232,363

Special Tax Revenue — 5.0%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,310,320
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	772,726

		$3,083,046

Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$420,870

		$420,870

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.1%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,001,350
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	292,870

		$1,294,220

Total Tax-Exempt Investments — 100.0% (identified cost $64,676,963)		$61,135,827

Other Assets, Less Liabilities — 0.0%		$18,960

Net Assets — 100.0%		$61,154,787

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 15.2% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 59.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 31.5% of total investments.

(1)		When-issued security.
(2)		Security represents the underlying municipal bond of a tender option bond trust.
(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
Citibank, N.A.	$2,000,000	3.532%	3-month USD- LIBOR-BBA	September 8, 2009 / September 8, 2039	$184,800
JPMorgan Chase Co.	2,000,000	3.511	3-month USD- LIBOR-BBA	September 8, 2009 / September 8, 2039	192,107
JPMorgan Chase Co.	912,500	4.743	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	(107,361)
Merrill Lynch Capital Services, Inc.	750,000	3.394	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	88,238
Merrill Lynch Capital Services, Inc.	2,000,000	3.520	3-month USD- LIBOR-BBA	September 8, 2009 / September 8, 2039	188,975

					$546,759

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $654,120 and $107,361, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,725,678

Gross unrealized appreciation	$1,291,099
Gross unrealized depreciation	(4,745,950)

Net unrealized depreciation	$(3,454,851)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	61,135,827	546,759
Level 3	Significant Unobservable Inputs	—	—

Total		$61,135,827	$546,759

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Georgia Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.6%
$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,849,040
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	951,550
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	955,080
1,500	Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,506,810
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,530,555
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,028,875

		$8,821,910

Electric Utilities — 1.7%
$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$962,890
450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	420,683

		$1,383,573

Escrowed/Prerefunded — 2.6%
$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$967,792
1,000	Puerto Rico Aqueduct and Sewer Authority, Escrowed to Maturity, 6.25%, 7/1/12	1,143,320

		$2,111,112

General Obligations — 14.5%
$80	Alpharetta, 6.50%, 5/1/10	$83,475
2,000	Georgia, 1.00%, 3/1/26(2)	1,191,100
500	Georgia, 2.00%, 12/1/23	392,740
500	Georgia, 2.00%, 8/1/27	348,920
2,000	Georgia, 5.00%, 7/1/20	2,296,360
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,217,440
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	494,960
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,051,110

		$12,076,105

Hospital — 1.3%
$500	Baldwin County Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$354,700
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	728,805

		$1,083,505

Housing — 5.0%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$886,300
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	917,880
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,895,440
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	482,718

		$4,182,338

Industrial Development Revenue — 7.6%
$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$1,918,500
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	627,921
1,000	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	854,280
750	Effingham County, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	583,088
1,250	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	578,175
1,000	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	737,120
825	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	826,188

1

Principal
Amount
(000’s omitted)	Security	Value
$225	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$184,545

		$6,309,817

Insured-Education — 5.4%
$850	Carrollton Payroll Development Authority, (University of West Georgia), (NPFG), 4.75%, 8/1/30	$827,798
1,000	Fulton County Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	879,040
970	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	970,543
1,975	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,829,482

		$4,506,863

Insured-Electric Utilities — 7.5%
$480	Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$416,909
3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	3,349,643
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	376,483
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	429,561
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	707,325
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	965,060

		$6,244,981

Insured-Escrowed/Prerefunded — 0.0%
$10	Georgia Municipal Electric Power Authority, (NPFG), Escrowed to various sinking fund dates through 1/1/12, 0.00%, 1/1/12	$8,406

		$8,406

Insured-General Obligations — 1.3%
$660	Fayette County, School District, (FSA), 4.95%, 3/1/25	$632,095
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	480,173

		$1,112,268

Insured-Hospital — 2.6%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,155,454
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,024,510

		$2,179,964

Insured-Housing — 0.2%
$150	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$129,711

		$129,711

Insured-Lease Revenue/Certificates of Participation — 4.8%
$1,000	Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$995,200
975	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	909,041
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,019,600
1,000	Georgia State University Higher Education Facilities Authority (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,029,600

		$3,953,441

Insured-Other Revenue — 0.9%
$800	Downtown Savannah Authority, (Savannah Ellis Square Parking), (NPFG), 4.75%, 8/1/32	$778,032

		$778,032

Insured-Special Tax Revenue — 3.2%
$1,000	George L. Smith II Georgia World Congress Center Authority (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	$970,490
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	610,280
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,106,892

		$2,687,662

Insured-Transportation — 7.5%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$778,272
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	494,605
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,166,950
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	1,612,640

2

Principal
Amount
(000’s omitted)	Security	Value
$1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,742,095
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	439,785

		$6,234,347

Insured-Water and Sewer — 21.1%
$1,180	Atlanta, Water and Wastewater, (FGIC), (NPFG), 5.00%, 11/1/38	$1,087,972
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,982,860
495	Atlanta, Water and Wastewater, (NPFG), 5.00%, 11/1/39	455,335
2,100	Columbus, Water and Sewer, (FSA), 5.00%, 5/1/30	2,140,509
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,235,879
2,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	2,204,580
3,000	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	3,005,880
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,144,450
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,110,210
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,158,175
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	999,930
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	986,430

		$17,512,210

Other Revenue — 1.1%
$1,000	Main Street Natural Gas, Inc., 5.00%, 3/15/22	$864,660

		$864,660

Special Tax Revenue — 2.3%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,915,223

		$1,915,223

Transportation — 0.2%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$153,095

		$153,095

Water and Sewer — 4.3%
$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,054,820
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	507,240
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,011,520

		$3,573,580

Total Tax-Exempt Investments — 105.7% (identified cost $90,429,889)		$87,822,803

Other Assets, Less Liabilities — (5.7)%		$(4,739,737)

Net Assets — 100.0%		$83,083,066

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 13.1% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 51.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 23.5% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	105 U.S. Treasury Bond	Short	$(12,105,809)	$(12,353,906)	$(248,097)

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
JPMorgan Chase Co.	$1,612,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(189,720)
Merrill Lynch Capital Services, Inc.	3,075,000	2.721	3-month USD- LIBOR-BBA	July 15, 2009/ July 15, 2039	707,740

					$518,020

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $707,740 and $437,817, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,077,321

Gross unrealized appreciation	$2,436,818
Gross unrealized depreciation	(4,611,336)

Net unrealized depreciation	$(2,174,518)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(248,097)
Level 2	Other Significant Observable Inputs	87,822,803	518,020
Level 3	Significant Unobservable Inputs	—	—

Total		$87,822,803	$269,923

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Kentucky Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,108,787

		$1,108,787

Escrowed/Prerefunded — 3.1%
$2,250	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series O, 0.00%, 7/1/17	$1,648,598

		$1,648,598

General Obligations — 4.2%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,524,083
750	Kenton County, 4.625%, 4/1/34	722,595

		$2,246,678

Hospital — 2.4%
$500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	$528,810
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	738,660

		$1,267,470

Housing — 6.4%
$490	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$447,311
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,003,800
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00%, 6/1/35	988,100

		$3,439,211

Industrial Development Revenue — 3.8%
$695	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$570,039
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,493,874

		$2,063,913

Insured-Electric Utilities — 13.5%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$931,930
1,000	Kentucky Municipal Power Agency, (NPFG), 5.25%, 9/1/27	1,026,180
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (NPFG), 5.00%, 9/1/37	1,984,880
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,161,320
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,215,552
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24(1)	441,848
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	438,540

		$7,200,250

Insured-Escrowed/Prerefunded — 2.0%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,085,390

		$1,085,390

Insured-General Obligations — 3.0%
$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$600,216
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,009,750

		$1,609,966

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 4.9%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$816,145
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	1,819,155

		$2,635,300

Insured-Industrial Development Revenue — 0.4%
$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$229,398

		$229,398

Insured-Lease Revenue/Certificates of Participation — 14.0%
$1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	$1,381,522
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	1,022,810
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	982,296
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	522,330
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/26	521,740
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,001,650
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	837,882
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	968,650
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	229,176

		$7,468,056

Insured-Other Revenue — 1.9%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,034,060

		$1,034,060

Insured-Transportation — 7.2%
$1,000	Louisville Regional Airport Authority, (FSA), (AMT), 5.50%, 7/1/38	$935,440
4,950	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,902,581

		$3,838,021

Insured-Water and Sewer — 15.0%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,494,615
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	972,510
1,500	Campbell and Kenton County, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	1,348,950
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,010,519
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	449,135
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	2,196,135
290	Owensboro, (AGC), 5.00%, 9/15/27	302,688
225	Owensboro, (AGC), 5.00%, 9/15/31	228,663

		$8,003,215

Lease Revenue/Certificates of Participation — 10.5%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$935,890
4,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,907,580
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	793,470

		$5,636,940

Other Revenue — 0.5%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$134,610
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	124,938

		$259,548

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 2.9%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$518,840
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,032,770

		$1,551,610

Total Tax-Exempt Investments — 97.8% (identified cost $53,287,491)		$52,326,411

Other Assets, Less Liabilities — 2.2%		$1,150,882

Net Assets — 100.0%		$53,477,293

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 14.3% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 63.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 26.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	11 U.S. Treasury Bond	Short	$(1,268,228)	$(1,294,219)	$(25,991)
9/09	21 U.S. Treasury Note	Short	(2,470,571)	(2,457,000)	13,571

					$(12,420)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
Merrill Lynch Capital			3-month USD-	September 24, 2009 /
Services, Inc.	$1,150,000	3.394%	LIBOR-BBA	September 24, 2039	$135,298

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $148,869 and $25,991, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,238,895

Gross unrealized appreciation	$2,034,767
Gross unrealized depreciation	(2,947,251)

Net unrealized depreciation	$(912,484)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(12,420)
Level 2	Other Significant Observable Inputs	52,326,411	135,298
Level 3	Significant Unobservable Inputs	—	—

Total		$52,326,411	$122,878

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Louisiana Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 2.1%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$868,600

		$868,600

Hospital — 10.1%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$900,130
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	808,710
1,120	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,299,066
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	351,355
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	801,152

		$4,160,413

Housing — 6.1%
$1,630	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	$1,449,217
985	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	939,040
345	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	129,923

		$2,518,180

Industrial Development Revenue — 5.6%
$275	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$224,931
1,470	St. John Baptist Parish, (Marathon Oil Corp.), 5.125%, 6/1/37	1,245,619
1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	820,200

		$2,290,750

Insured-Education — 15.3%
$750	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (AGC), 6.00%, 10/1/38	$764,805
425	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (NPFG), 5.00%, 10/1/32	404,188
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,283,865
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (NPFG), 4.75%, 8/1/28	442,335
1,140	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	779,406
960	Louisiana Public Facilities Authority, (Tulane University), (NPFG), 4.65%, 12/15/32	860,669
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (NPFG), 4.75%, 3/1/32	887,800
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	877,540

		$6,300,608

Insured-Electric Utilities — 3.5%
$2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	$1,442,360

		$1,442,360

Insured-Escrowed/Prerefunded — 2.3%
$1,250	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17	$941,488

		$941,488

Insured-General Obligations — 5.0%
$2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,544,085
800	New Orleans, (AMBAC), 0.00%, 9/1/16	507,432

		$2,051,517

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 1.7%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$719,205

		$719,205

Insured-Industrial Development Revenue — 2.5%
$1,075	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (NPFG), 5.00%, 12/1/32	$1,022,239

		$1,022,239

Insured-Lease Revenue/Certificates of Participation — 1.7%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (NPFG), 5.25%, 5/1/33	$447,430
300	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	273,327

		$720,757

Insured-Other Revenue — 7.8%
$400	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$362,136
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	700,630
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18(1)	1,056,230
1,000	Louisiana State Citizens Property Insurance Corp., (AGC), 6.75%, 6/1/26	1,113,000

		$3,231,996

Insured-Special Tax Revenue — 5.7%
$1,000	East Baton Rouge Parish, Sales Tax Revenue, (AGC), 5.25%, 8/1/28	$1,048,950
1,000	Louisiana Gas and Fuels Tax, (FSA), 5.00%, 5/1/36	1,003,440
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	84,317
1,030	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	114,742
560	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	58,447
445	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	43,379

		$2,353,275

Insured-Transportation — 10.2%
$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (FSA), (AMT), 5.75%, 1/1/28	$1,013,920
1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	1,290,585
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,315,335
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	606,797

		$4,226,637

Insured-Water and Sewer — 7.8%
$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38	$1,047,520
1,300	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	1,210,170
1,000	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	957,050

		$3,214,740

Other Revenue — 3.7%
$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$224,190
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	49,597
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,238,190

		$1,511,977

Senior Living/Life Care — 1.2%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$500,475

		$500,475

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 2.3%
$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$957,611

		$957,611

Transportation — 1.6%
$675	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$675,236

		$675,236

Water and Sewer — 2.4%
$1,000	East Baton Rouge, Sewer Commission, 5.25%, 2/1/39	$1,006,630

		$1,006,630

Total Tax-Exempt Investments — 98.6% (identified cost $43,268,127)		$40,714,694

Other Assets, Less Liabilities — 1.4%		$558,031

Net Assets — 100.0%		$41,272,725

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 64.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 19.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

3

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	7 U.S. Treasury Bond	Short	$(820,945)	$(823,594)	$(2,649)
9/09	11 U.S. Treasury Note	Short	(1,294,109)	(1,287,000)	7,109

					$4,460

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$837,500	4.743%	LIBOR-BBA	September 14, 2039	$(98,537)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $7,109 and $101,186, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,816,857

Gross unrealized appreciation	$989,251
Gross unrealized depreciation	(3,401,414)

Net unrealized depreciation	$(2,412,163)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$4,460
Level 2	Other Significant Observable Inputs	40,714,694	(98,537)
Level 3	Significant Unobservable Inputs	—	—

Total		$40,714,694	$(94,077)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Maryland Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.0%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$964,913

		$964,913

Education — 10.2%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,006,600
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,096,258
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,448,400
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,183,590
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	207,944
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	750,990

		$9,693,782

Escrowed/Prerefunded — 7.7%
$1,195	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,378,707
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,247,194
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,279,220
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	542,425
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,410,305
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	482,609

		$7,340,460

General Obligations — 12.9%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,159,072
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	503,400
1,000	Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,009,340
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	470,645
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(1)	2,115,180
1,500	Montgomery County, 5.00%, 5/1/25	1,632,480
1,000	Montgomery County, 5.25%, 10/1/19	1,059,620
1,000	Montgomery County, Department of Liquor Control, 5.00%, 5/1/23	1,105,160
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,457,673
1,100	Puerto Rico, 0.00%, 7/1/16	733,447

		$12,246,017

Hospital — 9.9%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,303,200
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	944,890
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,233,825
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,239,689

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	$873,700
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,148,850
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	647,903

		$9,392,057

Housing — 6.1%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$928,040
1,000	Maryland Community Development Administration, Multi-Family Housing, (AMT), 4.70%, 9/1/37	866,350
1,000	Maryland Community Development Administration, Multi-Family Housing, (AMT), 4.85%, 9/1/37	887,910
2,000	Maryland Community Development Administration, Multi-Family Housing, (AMT), 4.85%, 9/1/47	1,753,060
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	355,335
1,000	Prince George’s County Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,007,110

		$5,797,805

Industrial Development Revenue — 2.0%
$985	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$783,429
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	179,564
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	921,010

		$1,884,003

Insured-Education — 1.5%
$1,200	Morgan State University, Academic and Facilities, (NPFG), 6.10%, 7/1/20	$1,409,160

		$1,409,160

Insured-Escrowed/Prerefunded — 5.5%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,502,649
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,687,800

		$5,190,449

Insured-General Obligations — 1.0%
$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$954,360

		$954,360

Insured-Hospital — 10.2%
$2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	$2,217,037
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	44,340
4,455	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	4,256,262
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,150,819

		$9,668,458

Insured-Housing — 1.1%
$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,048,754

		$1,048,754

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 2.6%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,228,740
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	140,514
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	306,844
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	305,140
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	36,597
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	419,060

		$2,436,895

Insured-Transportation — 12.1%
$980	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$936,713
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	1,038,130
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,537,380
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/38	1,023,430
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(2)	2,039,440
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,504,290
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,396,575
2,140	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,960,668

		$11,436,626

Insured-Water and Sewer — 5.4%
$500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	$500,610
1,250	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,260,700
1,000	Baltimore, Wastewater, (FGIC), (NPFG), 5.00%, 7/1/22	1,066,890
2,000	Baltimore, Wastewater, (NPFG), 5.65%, 7/1/20	2,339,120

		$5,167,320

Other Revenue — 2.7%
$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$497,416
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	166,310
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	882,730
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,026,550

		$2,573,006

Senior Living/Life Care — 1.1%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$247,556
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	259,259
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	571,230

		$1,078,045

Special Tax Revenue — 5.5%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$521,085
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	384,520
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	660,408
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,109,220
250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	258,827
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,299,215

		$5,233,275

3

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 1.2%
$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,105,880

		$1,105,880

Total Tax-Exempt Investments — 99.7% (identified cost $100,347,493)		$94,621,265

Other Assets, Less Liabilities — 0.3%		$270,562

Net Assets — 100.0%		$94,891,827

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 13.3% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 39.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 13.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

4

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	106 U.S. Treasury Bond	Short	$(12,431,455)	$(12,471,562)	$(40,107)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,837,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(216,193)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is interest rate risk was $256,300.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,042,759

Gross unrealized appreciation	$2,320,011
Gross unrealized depreciation	(8,116,505)

Net unrealized depreciation	$(5,796,494)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(40,107)
Level 2	Other Significant Observable Inputs	94,621,265	(216,193)
Level 3	Significant Unobservable Inputs	—	—

Total		$94,621,265	$(256,300)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Missouri Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.4%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,021,840
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41(1)	1,448,385
1,000	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,057,690

		$4,527,915

Electric Utilities — 0.4%
$450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$420,683

		$420,683

Escrowed/Prerefunded — 1.6%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$566,375
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,130,680

		$1,697,055

General Obligations — 3.1%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,046,840
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,055,790
1,000	Kansas City, 4.75%, 2/1/25	1,058,130

		$3,160,760

Hospital — 6.5%
$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$773,730
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	322,932
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,114,872
870	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	852,678
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	478,818
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	214,888
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	981,110
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	944,488

		$6,683,516

Housing — 1.6%
$885	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$730,842
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	500,349
395	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	365,746
85	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	85,065

		$1,682,002

Industrial Development Revenue — 3.9%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,027,372
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,210,788
2,000	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,510,280

1

Principal
Amount
(000’s omitted)	Security	Value
$300	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$246,060

		$3,994,500

Insured-Education — 3.4%
$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$983,200
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	958,890
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,532,085

		$3,474,175

Insured-Electric Utilities — 13.5%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,275,972
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,003,153
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,095,019
1,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 5.00%, 1/1/42	934,580
2,715	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,603,088
800	Missouri Joint Municipal Electric Utility Commission, (NPFG), 5.00%, 1/1/26	704,368
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	376,483
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	429,561
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	965,060
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,261,680
2,370	Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,308,190

		$13,957,154

Insured-Escrowed/Prerefunded — 7.4%
$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$2,155,723
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	116,007
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,223,640
1,000	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,137,660
750	Saint Louis Airport, (Capital Improvement Program), (NPFG), Prerefunded to 7/1/12, 5.00%, 7/1/32	831,458
375	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	436,661
625	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	727,769

		$7,628,918

Insured-General Obligations — 6.9%
$1,200	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,244,448
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,063,410
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	1,056,360
1,900	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,508,182
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,181,180
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,064,650

		$7,118,230

Insured-Hospital — 5.0%
$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,537,135
335	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	178,146
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,446,300

		$5,161,581

Insured-Industrial Development Revenue — 1.8%
$2,000	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,811,560

		$1,811,560

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 10.1%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,034,370
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/26	1,027,370
1,970	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,835,055
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	565,080
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (NPFG), 5.00%, 12/1/27	2,037,280
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	970,584
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	689,914
240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	210,813
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,129,170
2,000	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	962,340

		$10,461,976

Insured-Other Revenue — 0.8%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/22	$777,937

		$777,937

Insured-Special Tax Revenue — 6.6%
$500	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$486,535
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,364,006
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,784,915
600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	519,972
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,030,670
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	610,280

		$6,796,378

Insured-Transportation — 4.6%
$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$2,016,132
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	858,924
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	950,814
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/31	927,660

		$4,753,530

Insured-Water and Sewer — 0.7%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$742,710

		$742,710

Lease Revenue/Certificates of Participation — 0.5%
$500	St. Joseph Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$482,405

		$482,405

Other Revenue — 2.4%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,461,925

		$2,461,925

Senior Living/Life Care — 3.8%
$1,000	Kansas City Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$833,210
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	739,680
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,573,400
1,000	St. Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	829,680

		$3,975,970

3

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 2.7%
$600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	$509,070
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,299,215

		$2,808,285

Transportation — 1.5%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$190,283
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	338,614
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,064,890

		$1,593,787

Water and Sewer — 3.1%
$1,000	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,027,250
800	Kansas City Water Revenue, 5.25%, 12/1/32	823,520
510	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	512,560
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	888,210

		$3,251,540

Total Tax-Exempt Investments — 96.3% (identified cost $102,468,120)		$99,424,492

Other Assets, Less Liabilities — 3.7%		$3,847,330

Net Assets — 100.0%		$103,271,822

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 13.5% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 63.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 25.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

4

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	79 U.S. Treasury Bond	Short	$(9,222,356)	$(9,294,843)	$(72,487)

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$2,025,000	4.743%	LIBOR-BBA	September 14, 2039	$(238,254)
Merrill Lynch Capital			3-month USD-	September 24, 2009 /
Services, Inc.	1,825,000	3.394	LIBOR-BBA	September 24, 2039	214,712

$(23,542)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $214,712 and $310,741, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,211,073

Gross unrealized appreciation	$3,631,339
Gross unrealized depreciation	(6,447,920)

Net unrealized depreciation	$(2,816,581)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(72,487)
Level 2	Other Significant Observable Inputs	99,424,492	(23,542)
Level 3	Significant Unobservable Inputs	—	—

Total		$99,424,492	$(96,029)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance North Carolina Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.6%
$1,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$956,260
5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,124,700
160	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	161,515
1,250	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	953,400
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,198,811

		$8,394,686

Electric Utilities — 9.0%
$2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,247,700
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,273,362
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,573,850
90	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	78,174
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	584,650
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,040,870

		$8,798,606

Escrowed/Prerefunded — 4.7%
$1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	$1,701,405
1,950	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series N, 0.00%, 7/1/17	1,415,583
2,000	Puerto Rico Electric Power Authority, Escrowed to Various Dates, Series O, 0.00%, 7/1/17	1,465,420

		$4,582,408

General Obligations — 1.1%
$1,000	Charlotte, 5.00%, 7/1/29	$1,033,150

		$1,033,150

Hospital — 13.4%
$20	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47	$18,984
4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	4,727,265
915	North Carolina Medical Care Commission, (Mission Health System), 4.50%, 10/1/32	830,665
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,028,460
1,500	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,450,005
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	887,310
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	457,550
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,675,550

		$13,075,789

Housing — 7.6%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26(2)	$1,302,659
2,420	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,135,916
1,995	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,755,081
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	889,740
995	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	895,639
450	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	450,342

		$7,429,377

Insured-Education — 2.5%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,059,881
350	University of North Carolina at Greensboro, (AGC), 5.00%, 4/1/34	353,227

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,004,380

		$2,417,488

Insured-Electric Utilities — 3.3%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,058,900
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	944,090
1,250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,178,875

		$3,181,865

Insured-General Obligations — 1.7%
$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$840,302
820	Smithville Township, Brunswick County, (NPFG), 5.00%, 6/1/24	849,217

		$1,689,519

Insured-Hospital — 13.4%
$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 18.272%, 10/1/36(3)(4)(5)	$1,617,045
1,100	Nash Health Care System, (FSA), 5.00%, 11/1/30	1,016,906
1,000	New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (FSA), 5.125%, 10/1/31(6)	982,310
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,054,363
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,638,260
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,019,510
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,151,927
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,180,095
1,210	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/25	1,180,198
1,275	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/26	1,221,692

		$13,062,306

Insured-Housing — 0.5%
$450	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$453,245

		$453,245

Insured-Lease Revenue/Certificates of Participation — 6.3%
$1,000	City of Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	$1,018,040
2,500	County of Rockingham, (AGC), 5.00%, 4/1/32	2,526,525
1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	1,514,025
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,129,170

		$6,187,760

Insured-Other Revenue — 2.1%
$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,013,940

		$2,013,940

Insured-Special Tax Revenue — 2.9%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$507,325
12,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	687,808
12,000	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/43	1,428,600
450	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	50,130
895	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	93,411
720	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	70,186

		$2,837,460

Insured-Transportation — 5.8%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,772,540
500	Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	503,410
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,761,669
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,649,160

		$5,686,779

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 3.2%
$1,155	Broad River Water Authority, Water System, (XLCA), 5.00%, 6/1/21	$1,109,932
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	518,090
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,485,105

		$3,113,127

Lease Revenue/Certificates of Participation — 10.0%
$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,588,393
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,470,686
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	1,017,400
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,505,385
1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	1,016,540
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,083,920
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,054,536

		$9,736,860

Other Revenue — 1.5%
$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$434,598
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,069,360

		$1,503,958

Senior Living/Life Care — 1.6%
$2,000	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,546,740

		$1,546,740

Special Tax Revenue — 1.6%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,535,971

		$1,535,971

Water and Sewer — 7.4%
$2,000	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,038,180
2,000	Cary, Comb Enterprise System, 5.00%, 12/1/33	2,064,320
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,039,049
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,034,220

		$7,175,769

Total Tax-Exempt Investments — 108.2% (identified cost $105,630,603)		$105,456,803

Other Assets, Less Liabilities — (8.2)%		$(7,980,122)

Net Assets — 100.0%		$97,476,681

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.3% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 38.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.7% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2009.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities is $1,617,045 or 1.7% of the Fund’s net assets.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	When-issued security.

4

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$1,462,500	4.743%	LIBOR-BBA	September 14, 2039	$(172,072)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At May 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is interest rate risk was $172,072.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,592,040

Gross unrealized appreciation	$3,808,292
Gross unrealized depreciation	(3,913,529)

Net unrealized depreciation	$(105,237)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	105,456,803	(172,072)
Level 3	Significant Unobservable Inputs	—	—

Total		$105,456,803	$(172,072)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Oregon Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$960	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$910,310

		$910,310

Education — 2.0%
$2,000	Oregon Health and Science University, 5.75%, 7/1/39(1)	$1,994,200
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	940,320

		$2,934,520

Electric Utilities — 1.3%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,002,110
270	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	234,522
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	584,650

		$1,821,282

General Obligations — 32.7%
$12,870	Clackamas County, School District No. 46 Oregon Trail, 0.00%, 6/15/39	$2,484,682
3,490	Clackamas and Washington Counties, School District No. 3JT, 5.00%, 6/15/33	3,612,569
1,240	Columbia Multnomah and Washington Counties, School District No. 1J, 4.50%, 6/15/29(1)	1,209,099
3,730	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	1,695,397
4,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	1,783,351
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,339,439
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(2)	8,222,520
2,500	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,503,550
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	365,130
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	414,169
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	355,828
2,950	Oregon, 4.50%, 8/1/37	2,844,803
2,085	Oregon, 4.70%, 12/1/41	1,832,569
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	994,792
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,425,398
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	652,773
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,279,436
3,350	Polk Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	689,363
5,820	Polk Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	1,602,712
2,120	Polk Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	424,657
2,990	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,091,899
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	4,351,116
1,000	Umatilla County, School District No. 8R Hermiston, 0.00%, 6/15/24	484,220

		$46,659,472

Hospital — 3.1%
$2,000	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,296,000
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,108,410

		$4,404,410

Housing — 14.8%
$850	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$702,449
3,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,660,820
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,306,567
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	750,082
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,230,725
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,744,260
2,170	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	2,108,133
645	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	645,368
350	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	350,273

1

Principal
Amount
(000’s omitted)	Security	Value
$365	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	$365,299
1,595	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,516,797
2,080	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,861,288
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	448,437
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,505,483

		$21,195,981

Industrial Development Revenue — 3.1%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$508,973
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,174,640
830	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	383,908
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	423,105

		$4,490,626

Insured-Education — 1.9%
$4,850	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$2,650,865

		$2,650,865

Insured-Electric Utilities — 3.6%
$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,655,558
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,605,689
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	943,100

		$5,204,347

Insured-General Obligations — 9.1%
$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$737,880
1,000	City of Newport, (AGC), 0.00%, 6/1/28	386,850
1,225	City of Newport, (AGC), 0.00%, 6/1/29	444,675
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), (NPFG), 0.00%, 6/15/23	1,613,237
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,287,750
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	184,075
600	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/27	685,638
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,516,880
245	Portland, Oregon Revenue, (NPFG), 4.50%, 6/1/28	246,967
3,425	Washington Clackamas and Yamhill Counties, School District No. 88J, (NPFG), 0.00%, 6/15/31	917,386
5,000	Washington Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,980,800

		$13,002,138

Insured-Hospital — 1.0%
$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,439,748

		$1,439,748

Insured-Pooled Loans — 0.7%
$1,070	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$973,293

		$973,293

Insured-Special Tax Revenue — 3.6%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$143,069
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	54,895
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	867,933
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	936,246
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,677,600
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	967,575
905	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	100,817
1,795	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	187,344
1,435	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	139,884

		$5,075,363

Insured-Transportation — 3.9%
$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$283,972
1,400	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,224,790

2

Principal
Amount
(000’s omitted)	Security	Value
$2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	$2,246,178
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,761,669

		$5,516,609

Insured-Water and Sewer — 1.1%
$1,650	Portland, Water System, (NPFG), 4.50%, 10/1/31	$1,622,495

		$1,622,495

Lease Revenue/Certificates of Participation — 0.6%
$820	Oregon Department of Administration Services, 5.125%, 5/1/33	$829,184

		$829,184

Other Revenue — 2.7%
$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$649,173
3,130	Oregon State Department of Administrative Services, 5.00%, 4/1/29	3,233,008

		$3,882,181

Senior Living/Life Care — 1.2%
$1,750	Clackamas County Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,696,118

		$1,696,118

Special Tax Revenue — 7.7%
$4,650	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,531,471
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,436,342
5,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57(3)	4,963,461

		$10,931,274

Transportation — 2.9%
$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,093,720

		$4,093,720

Water and Sewer — 8.9%
$2,805	City of Eugene, 4.50%, 8/1/31	$2,758,437
2,385	Portland, Sewer System, 4.75%, 6/15/29	2,428,860
3,135	Portland, Sewer System, 4.75%, 6/15/30	3,176,351
4,260	Washington County, Clean Water Services, 4.75%, 10/1/27	4,304,858

		$12,668,506

Total Tax-Exempt Investments — 106.5% (identified cost $157,053,397)		$152,002,442

Other Assets, Less Liabilities — (6.5)%		$(9,290,406)

Net Assets — 100.0%		$142,712,036

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

MFMR	-	Multi Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

3

PCR	-	Pollution Control Revenue

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 13.5% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 13.1% of total investments.

(1)		When-issued security.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$1,825,000	4.743%	LIBOR-BBA	September 14, 2039	$(214,722)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At May 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is interest rate risk was $214,722.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,511,068

Gross unrealized appreciation	$4,590,091
Gross unrealized depreciation	(8,998,717)

Net unrealized depreciation	$(4,408,626)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	152,002,442	(214,722)
Level 3	Significant Unobservable Inputs	—	—

Total		$152,002,442	$(214,722)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance South Carolina Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.1%
$865	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$816,525
1,215	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,176,776
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	648,405
3,505	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,506,963

		$6,148,669

Electric Utilities — 6.3%
$330	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$308,500
1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,302,900
4,440	South Carolina Public Service Authority, 5.375%, 1/1/28	4,746,804
3,000	South Carolina Public Service Authority, 5.50%, 1/1/38	3,164,460

		$9,522,664

General Obligations — 2.4%
$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$705,557
2,360	South Carolina, 3.25%, 8/1/30	1,917,854
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,093,593

		$3,717,004

Hospital — 4.3%
$3,765	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,548,550
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	2,976,192

		$6,524,742

Housing — 0.1%
$220	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$220,378

		$220,378

Industrial Development Revenue — 1.6%
$400	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$185,016
1,500	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,128,135
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,185,310

		$2,498,461

Insured-Education — 2.1%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 4.625%, 4/1/30	$916,570
475	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	485,816
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,708,940

		$3,111,326

Insured-Electric Utilities — 10.5%
$8,235	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	$2,866,768
14,260	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	4,126,131
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,276,475
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	734,383
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	988,047
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,370,783
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,516,735

		$15,879,322

Insured-General Obligations — 3.0%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$923,598
4,235	Berkeley County, School District, (FSA), 2.75%, 1/15/22	3,631,428

		$4,555,026

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 6.5%
$3,000	Florence County, (Mcleod Regional Medical Center Project), (FSA), 5.25%, 11/1/27	$3,033,690
3,155	Medical University Hospital Authority, (NPFG), 5.00%, 8/15/31	3,008,293
1,000	South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	995,630
2,940	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35	2,799,703

		$9,837,316

Insured-Lease Revenue/Certificates of Participation — 11.4%
$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$230,508
3,920	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,596,482
1,450	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/28	1,425,176
2,735	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,610,585
1,275	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	1,261,740
6,110	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	5,703,257
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,458,508

		$17,286,256

Insured-Other Revenue — 1.0%
$1,850	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	$1,575,127

		$1,575,127

Insured-Special Tax Revenue — 0.5%
$4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$270,368
905	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	100,817
1,795	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	187,344
1,435	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	139,884

		$698,413

Insured-Transportation — 7.1%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,642,504
1,095	Richland-Lexington Airport District (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,042,177
1,000	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), 4.50%, 10/1/31	930,570
6,740	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	6,217,380

		$10,832,631

Insured-Utilities — 6.2%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,119,530
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,200,660
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	4,999,750
1,100	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,109,207

		$9,429,147

Insured-Water and Sewer — 11.4%
$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$546,670
2,450	Beaufort-Jasper Water and Sewer Authority, (FSA), 4.50%, 3/1/31	2,338,525
1,030	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	998,637
500	Dorchester County, Water and Sewer System, (NPFG), 5.00%, 10/1/28	492,655
1,875	Greenwood, Metropolitan District Sewer System, (FSA), Variable Rate, 16.958%, 10/1/30(2)(3)(4)	2,031,675
3,830	Lugoff-Elgin Water Authority, (NPFG), 4.625%, 7/1/37	3,475,036
1,845	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,721,145
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	5,636,812

		$17,241,155

Lease Revenue/Certificates of Participation — 14.4%
$4,000	Berkeley County, School District, 5.125%, 12/1/30	$4,006,160
370	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	385,795
1,105	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	1,123,862
1,300	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,278,134

2

Principal
Amount
(000’s omitted)	Security	Value
$3,000	Greenville County, School District, 5.00%, 12/1/24(1)	$3,065,900
350	Greenville County, School District, 5.00%, 12/1/28	347,844
3,895	Laurens County, School District, 5.25%, 12/1/30	3,450,269
3,270	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,266,076
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,489,375
2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	2,072,464
1,470	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,380,389

		$21,866,268

Other Revenue — 7.6%
$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$687,953
7,600	Tobacco Settlement Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,071,664
1,815	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,815,127

		$11,574,744

Special Tax Revenue — 2.3%
$10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$479,800
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	3,067,201

		$3,547,001

Total Tax-Exempt Investments — 102.8% (identified cost $160,340,015)		$156,065,650

Other Assets, Less Liabilities — (2.8)%		$(4,304,153)

Net Assets — 100.0%		$151,761,497

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 58.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 17.2% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities is $2,031,675 or 1.3% of the Fund’s net assets.

(3)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2009.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

3

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,100,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(129,422)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At May 31, 2009, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is interest rate risk was $129,422.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$156,762,032

Gross unrealized appreciation	$3,041,493
Gross unrealized depreciation	(7,087,875)

Net unrealized depreciation	$(4,046,382)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	156,065,650	(129,422)
Level 3	Significant Unobservable Inputs	—	—

Total		$156,065,650	$(129,422)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tennessee Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.4%
$1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,014,460
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,014,460
1,000	Tennessee State School Bond Authority, 5.00%, 5/1/39	1,012,450

		$3,041,370

Electric Utilities — 5.0%
$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,007,680
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	499,345
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,016,280
300	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	280,455

		$2,803,760

Escrowed/Prerefunded — 1.5%
$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$536,322
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	319,511

		$855,833

General Obligations — 1.6%
$850	Williamson County, 3.25%, 4/1/17(1)	$887,579

		$887,579

Hospital — 6.9%
$500	Chattanooga, Health, Educational and Housing Facility Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$537,260
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	851,980
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	599,250
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	304,672
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	401,220
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	503,535
1,000	Sullivan County, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	672,050

		$3,869,967

Housing — 6.1%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$459,445
500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	442,920
500	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	453,285
1,375	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,277,169
500	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	462,935
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	360,196

		$3,455,950

Industrial Development Revenue — 0.9%
$410	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$378,709
150	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	123,030

		$501,739

Insured-Education — 4.1%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$866,270

1

Principal
Amount
(000’s omitted)	Security	Value
$1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,418,657

		$2,284,927

Insured-Electric Utilities — 14.1%
$1,000	Lawrenceburg, Electric, (NPFG), 6.625%, 7/1/18	$1,211,590
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	504,565
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,082,800
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,017,990
2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,528,840
1,000	Pleasant View, Utility District, (NPFG), 5.00%, 9/1/32	960,990
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	250,988
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	188,818
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	396,102
750	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	788,550

		$7,931,233

Insured-Escrowed/Prerefunded — 13.4%
$345	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$359,462
250	Chattanooga, (Memorial Hospital), (NPFG), Escrowed to Maturity, 6.625%, 9/1/09	253,983
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,516,455
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	925,972
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	562,600
250	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	284,415
1,230	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	1,309,150
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,304,320

		$7,516,357

Insured-General Obligations — 6.8%
$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$719,858
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	505,780
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	970,040
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,604,050

		$3,799,728

Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$652,806

		$652,806

Insured-Lease Revenue/Certificates of Participation — 1.0%
$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$564,585

		$564,585

Insured-Special Tax Revenue — 1.9%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$457,710
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	319,198
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	289,118

		$1,066,026

Insured-Transportation — 5.0%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,507,260
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	548,075
800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	732,960

		$2,788,295

Insured-Water and Sewer — 15.7%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,136,280

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	$1,005,970
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	744,840
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	885,920
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	469,760
1,000	Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	830,710
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,028,160
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	1,084,120
500	South Blount County, Utility District, Water Revenue, (FSA), 5.00%, 12/1/33	497,200
660	West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	519,677
750	West Wilson Utility District Waterworks, (NPFG), 4.25%, 6/1/36	597,105

		$8,799,742

Other Revenue — 2.7%
$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$209,928
1,500	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	1,327,350

		$1,537,278

Special Tax Revenue — 2.4%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,336,863

		$1,336,863

Total Tax-Exempt Investments — 95.7% (identified cost $54,990,066)		$53,694,038

Other Assets, Less Liabilities — 4.3%		$2,405,152

Net Assets — 100.0%		$56,099,190

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 12.9% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 65.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 31.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

3

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	76 U.S. Treasury Bond	Short	$(8,762,300)	$(8,941,875)	$(179,575)

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$1,150,000	4.743%	LIBOR-BBA	September 14, 2039	$(135,305)
Merrill Lynch Capital			3-month USD-	July 15, 2009 /
Services, Inc.	2,300,000	2.721	LIBOR-BBA	July 15, 2039	529,367

$394,062

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $529,367 and $314,880, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,606,381

Gross unrealized appreciation	$2,520,867
Gross unrealized depreciation	(3,713,210)

Net unrealized depreciation	$(1,192,343)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(179,575)
Level 2	Other Significant Observable Inputs	53,694,038	394,062
Level 3	Significant Unobservable Inputs	—	—

Total		$53,694,038	$214,487

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Virginia Municipals Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.8%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$677,792
4,100	University of Virginia University Revenues, 5.00%, 6/1/40	4,238,129
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,110,120
275	Virginia College Building Authority, 5.00%, 9/1/38	280,079

		$9,306,120

Electric Utilities — 1.0%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,365,525

		$1,365,525

Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$85,551

		$85,551

General Obligations — 8.4%
$2,820	Loudoun County, 5.00%, 7/1/27	$3,071,685
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,408,251
500	Portsmouth, 4.625%, 7/15/24	516,070
500	Portsmouth, 4.75%, 7/15/25	517,670
675	Portsmouth, 5.25%, 7/15/25	736,729
1,475	Virginia, 5.00%, 6/1/28	1,583,309
1,980	Virginia Public School Authority, 4.50%, 8/1/32	1,946,300
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,615,674

		$11,395,688

Hospital — 14.8%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,033,325
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,651,875
750	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	827,152
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	5,322,978
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,057,540
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	834,500
795	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	800,438
490	Prince William County Industrial Development Authority, 5.20%, 10/1/30	395,749
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	788,020
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,088,445
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,342,580
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,011,080

		$20,153,682

Housing — 8.0%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,361,600
1,805	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,531,488
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,570,123
1,500	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,463,805
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 23.054%, 10/1/35(2)(3)(4)	879,280

		$10,806,296

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 4.4%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,168,988
1,250	King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 6.00%, 6/1/23	1,247,762
2,250	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,705,050
2,230	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,829,046

		$5,950,846

Insured-Education — 5.5%
$6,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31(5)	$7,452,868

		$7,452,868

Insured-Electric Utilities — 3.9%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,029,120
2,100	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,207,940
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,014,310

		$5,251,370

Insured-General Obligations — 1.2%
$710	Fairfax, (NPFG), 4.50%, 1/15/36	$698,058
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	980,616

		$1,678,674

Insured-Hospital — 4.2%
$200	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$156,840
1,500	Henrico County, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,747,725
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18(5)	3,833,985

		$5,738,550

Insured-Lease Revenue/Certificates of Participation — 2.3%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$842,715
2,450	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	2,345,630

		$3,188,345

Insured-Pooled Loans — 1.1%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$210,860
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,335,075

		$1,545,935

Insured-Special Tax Revenue — 0.2%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$260,590

		$260,590

Insured-Transportation — 18.2%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,389,000
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	897,490
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	933,690
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,224,574
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	971,000
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,975,263
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,526,976
3,800	Richmond, Metropolitan Authority Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,067,938
3,000	Virginia Port Authority, (FGIC), (FSA), (AMT), 5.00%, 7/1/36	2,768,070

		$24,754,001

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 3.8%
$1,000	Henry County Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,173,730
3,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	2,858,580
1,000	Upper Occoquan Sewer Authority, (NPFG), 5.15%, 7/1/20	1,164,640

		$5,196,950

Other Revenue — 4.8%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$224,350
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	246,421
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,215,600
30,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	816,900
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,185,620
2,710	Virginia Resources Authority Infrastructure Revenue, 5.25%, 11/1/33	2,832,817

		$6,521,708

Senior Living/Life Care — 1.9%
$1,065	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$791,188
1,380	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	999,755
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	772,710

		$2,563,653

Special Tax Revenue — 4.0%
$5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$5,390,119

		$5,390,119

Transportation — 0.7%
$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$972,810

		$972,810

Water and Sewer — 8.4%
$2,795	Fairfax County Water Authority, 5.25%, 4/1/27(6)	$3,241,250
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	2,929,890
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,386,750
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,778,218
1,000	Virginia Resources Authority Clean Water Revenue, 5.00%, 10/1/31	1,045,970

		$11,382,078

Total Tax-Exempt Investments — 103.7% (identified cost $145,515,882)		$140,961,359

Other Assets, Less Liabilities — (3.7)%		$(5,058,153)

Net Assets — 100.0%		$135,903,206

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 10.2% of the Fund’s net assets at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 39.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 23.5% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2009.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities is $879,280 or 0.6% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at May 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	320 U.S. Treasury Bond	Short	$(36,893,894)	$(37,650,000)	$(756,106)

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
			3-month USD-	September 14, 2009 /
JPMorgan Chase Co.	$2,537,500	4.743%	LIBOR-BBA	September 14, 2039	$(298,552)
Merrill Lynch Capital			3-month USD-	September 24, 2009 /
Services, Inc.	2,475,000	3.394	LIBOR-BBA	September 24, 2039	291,184

$(7,368)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $291,184 and $1,054,658, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,289,966

Gross unrealized appreciation	$5,468,429
Gross unrealized depreciation	(9,647,036)

Net unrealized depreciation	$(4,178,607)

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(756,106)
Level 2	Other Significant Observable Inputs	140,961,359	(7,368)
Level 3	Significant Unobservable Inputs	—	—

Total		$140,961,359	$(763,474)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009